Strategic License Agreement (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Changes in Contract Liabilities
The following table presents changes in the Company’s contract liabilities for the periods presented (in thousands):

Year Ended December 31, 2022	December 31, 2022	Additions	Deductions	December 31, 2023
Contract liabilities:
Deferred revenue	$2,696	$575	$(3,271)	$—